Form N-1A Cover	Oct. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PUTNAM DIVERSIFIED INCOME TRUST
Entity Central Index Key	0000836622
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 30, 2025
Prospectus Date	Feb. 01, 2026